Reconciliation of tax expense and accounting profit multiplied by tax rate (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
IfrsStatementLineItems [Line Items]
Current Period			₨ 39,045	₨ 52,046	₨ 14,478
Current income tax expenses			39,045	52,046	14,478
Origination and reversal of temporary differences			(1,871)	(5,258)	2,428
Deferred tax (benefit)/ expense			(1,871)	(5,258)	2,428
Total income tax expenses as reported in statement of profit or loss		$ 446	37,174	46,788	16,906
Loss for the year		(4,399)	(366,505)	(288,168)	(482,462)
Total income tax expense		$ 446	37,174	46,788	16,906
Loss before income taxes	[1]		(329,331)	(241,380)	(465,556)
Expected tax expense at statutory income tax rate	[2]		(165)	32,760	(105,537)
Non-deductible expenses			17,026	19,074	17,024
Utilization of previously unrecognised tax losses			(29,260)	(42,671)	(13,134)
Current year losses for which no deferred tax asset was recognized			83,574	36,761	174,746
Change in unrecognised temporary differences			(35,638)	209	(58,979)
Effect of change in tax rate				(1,908)
Others			₨ 1,637	₨ 2,563	₨ 2,786
India [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate		25.17%	25.17%	25.17%	25.17%
India [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate		31.20%	31.20%	26.00%	31.20%
Singapore [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate		17.00%	17.00%	17.00%	17.00%

[1]	Refer to Note A above for breakup of loss before tax into domestic (Parent Company) and foreign operations (subsidiaries).
[2]	The domicile of the Parent Company is Cayman Islands wherein the applicable tax rate is Nil (March 31, 2023: Nil, March 31, 2022: Nil). The Group’s two major tax jurisdictions are India and Singapore with tax rates ranging between 25.17